INTANGIBLES - Change in the Carrying Amount of Goodwill by Segment (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Goodwill [Roll Forward]
Balance beginning of period	$ 2,078,765
Additions	186,487
Foreign currency impact	194,851
Balance end of period	2,460,103
Freight Segment
Goodwill [Roll Forward]
Balance beginning of period	550,902
Additions	152,096
Foreign currency impact	15,960
Balance end of period	718,958
Transit Segment
Goodwill [Roll Forward]
Balance beginning of period	1,527,863
Additions	34,391
Foreign currency impact	178,891
Balance end of period	$ 1,741,145